Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit) (Detail Textuals 1) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2016	Sep. 30, 2016	Dec. 31, 2016
Stockholders Equity [Line Items]
Exercise price per share	$ 0.01
Warrants issued		7,373,820	9,806,028
Number of common stock called by warrants	1,520,268		379,500
Other common stock warrants description
In May 2016, upon the closing of the IPO, the Company issued warrants to acquire an aggregate of 1,520,268 shares of its common stock to certain of the investors party to that certain investors’ rights agreement dated March 10, 2014, as amended, pursuant to the terms of an amendment to such agreement dated April 26, 2016. The warrants issued to these investors are not exercisable until 180 days after May 12, 2016, and have an initial exercise price of $0.01 per share, which may increase to $1.00 per share under certain circumstances, and expire November 18, 2019.

Deemed dividend upon issuance of warrants to common stockholders		$ 7,373,820
Series A warrant
Stockholders Equity [Line Items]
Exercise price per share	$ 6.60	$ 6.60	$ 6.60
Warrants issued		3,333,333	3,333,333
Series B warrant
Stockholders Equity [Line Items]
Exercise price per share	$ 8.50	$ 8.50	$ 8.50
Warrants issued		3,333,333	3,333,333